Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Grants - In general, annual long-term equity grant awards are reviewed and approved during the Compensation Committee meeting each February. Off-cycle awards made to executive officers are reviewed by the Compensation Committee and typically made in connection with new hire, promotion, or as retention or reward for performance. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information, nor does the committee consider the timing of disclosures of material non-public information based on equity award grant dates.

Award Timing Method	In general, annual long-term equity grant awards are reviewed and approved during the Compensation Committee meeting each February. Off-cycle awards made to executive officers are reviewed by the Compensation Committee and typically made in connection with new hire, promotion, or as retention or reward for performance.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in
anticipation of the release of material non-public information, nor does the committee consider the timing of disclosures of material non-public information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false